LEBOEUF, LAMB, GREENE & MACRAE LLP
                              125 West 55th Street
                            New York, NY 10019-5389
                                 (212) 424-8000
                           Facsimile: (212) 424-8500

                                                               November 29, 2005


Max A. Webb
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:    Allstate Life Global Funding
       Allstate Life Insurance Company
       Registration Statement on Form S-3 (File No. 333-129157)
       Filed on October 20, 2005

Dear Mr. Webb:

         On behalf of Allstate Life Global Funding ("Global Funding") and Allstate Life Insurance Company ("Allstate Life" and, together with Global Funding, the "Registrants"), we hereby submit for your review Amendment No. 1 ("Amendment No. 1") to the above-referenced Registration Statement on Form S-3 (the "Registration Statement") of the Registrants originally filed with the Securities and Exchange Commission (the "Commission") on October 20, 2005, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), in connection with a program for the issuance of medium term notes (the "Notes") secured by funding agreements issued by Allstate Life (the "Program"). An electronic version of Amendment No. 1 has been concurrently filed with the Commission through the Commission's electronic data gathering, analysis and retrieval ("EDGAR") system. We have enclosed four copies of Amendment No. 1, which have been marked to show changes made to the Registration Statement.

         In addition, we are providing the following responses to the comments given by the staff of the Division of Corporation Finance of the Commission (the "Staff") set forth in your letter dated November 18, 2005 to Douglas K. Johnson, President of AMACAR Pacific Corp., Administrator (the "Administrator") of Global Funding and Allstate Life Global Funding Trusts (the "Trusts") and Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Allstate Life, with respect to the Registration Statement. We are authorized by the Registrants to provide the responses contained in this letter on behalf of the Registrants.

         For your convenience, we set forth each comment from your comment letter in bold typeface and include the response below it. Unless otherwise noted, all page references are to the clean version of the prospectus supplement (the "Institutional Prospectus Supplement") for the secured medium term notes program (the "Institutional Program"), the prospectus supplement (the "Retail Prospectus Supplement" and, together with the Institutional Prospectus Supplement, the "Prospectus Supplements") for the Allstate Life(R) CoreNotes(R) program (the "Retail Program") or the base prospectus (the "Base Prospectus"), in each case included in Amendment No. 1, as indicated in the responses.

General

1. Please revise to include the information called for by Item 1102 on the cover page of the supplements, using brackets for information which will only be known at the time of doing a takedown. We do not understand why a pricing supplement would be necessary for this asset class since it is not for any other.

         The Registrants respectfully submit that the use of pricing supplements is essential to the successful marketing and administration of the Program. While the Program is clearly an asset-backed transaction, it differs from typical securitization transactions in that it facilitates the issuance of asset-backed medium term notes. The Commission has long recognized the specific way in which medium term note programs, including asset-backed medium term note programs, are marketed to investors.

         According to the Commission's Division of Corporation Finance Telephone Interpretations (the "Telephone Interpretations"), Interpretation No. D.22, under Rule 415 of the Securities Act, when a medium term note program begins, the core prospectus and a prospectus containing a complete description of the terms of the notes other than price, specific maturity date and other limited terms (the "program prospectus supplement") is distributed to interested persons. When the notes are priced, a second prospectus supplement (the "pricing supplement") that contains the price, specific maturity date and other limited terms previously omitted from the prospectus supplement is printed. The core prospectus, program prospectus supplement and the pricing supplement are delivered to investors with the confirmation.

         Under the Program, the Base Prospectus, the Institutional Prospectus Supplement and the Retail Prospectus Supplement will be included in the Registration Statement at the time of effectiveness. Furthermore, the Prospectus Supplements filed as part of the Registration Statement will include all the alternatives that might form part of the structure of a takedown and the only information which will not be known prior to doing a takedown will be the specific pricing terms of a series of Notes, and the related funding note and funding agreement(s). This information will be included in a "pricing supplement" (within the meaning of Telephone Interpretation No. D-22) that will be prepared at the time of the takedown (the "Pricing Supplement").

         The Registrants note that, to their knowledge, this approach is consistent with the approach taken by a great number of the asset-backed medium term note programs registered with the Commission that utilize this asset class. We have provided a non-exclusive list of such programs in Exhibit A to this letter (the "Comparative Programs"). The preparation of a Pricing Supplement requires substantially less time than removing brackets and unnecessary pricing options in a form of Prospectus Supplement and makes it easier for a medium term note investor to review the pricing terms of the Notes such investor is about to acquire. Accordingly, if the Staff continues to request the use of brackets throughout the Prospectus Supplements, the administration of the Program would be hindered and the Program would not be as attractive to investors as the Comparative Programs.

         The Registrants respectively submit that using brackets on the cover page of, or elsewhere in, the Prospectus Supplements for information not known prior to doing a takedown is not necessary or required. All of the information called for by Item 1102 of Regulation AB that is presently known has been included on the cover page of the Prospectus Supplements and the omission of the presently unknown pricing terms from the Prospectus Supplements is consistent with Rules 430A and 430B, as permitted pursuant to Rule 409 under the Securities Act.

         The Registrants believe that the Pricing Supplements to be used in connection with the Program will be of the type allowed pursuant to Telephone Interpretation No. D-22, and that the only information that would be included therein in connection with a takedown will be that which is allowed to be omitted from the Prospectus Supplements pursuant to Rules 430A and 430B. If the Staff continues to request that the Prospectus Supplements included in the Registration Statement provide the presently unknown pricing information or alternatives in brackets, the Registrants would propose to file the forms of Pricing Supplements as exhibits to the Registration Statement. Each such form of Pricing Supplements would include all presently unknown pricing information or alternatives in brackets as requested by the Staff.

2. Similarly, please revise to include bracketed alternatives throughout the supplement to the extent possible to provide us with the various alternatives that might form part of the structure of a takedown.

         As noted above in its response to Comment 1, the Registrants respectfully submit that the inclusion of bracketed alternatives throughout the Prospectus Supplements is not necessary or required, and is contrary to established market practices for medium term note programs and to the Commission's Telephone Interpretations on the point. Such approach would hinder the administration and marketing of the Program, and would cause the Program not to be as attractive to investors as the Comparable Programs. To the extent the Staff continues to request the inclusion of bracketed alternatives in the Prospectus Supplements, the Registrants would propose to file the forms of Pricing Supplements as exhibits to the Registration Statement.

3. Please confirm that the depositor or issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor have been current with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4 of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         Except as otherwise provided in the two paragraphs immediately following below, the Registrants have confirmed to us that Global Funding or the issuing entity previously established, directly or indirectly, by Global Funding or any affiliate of Global Funding have been current with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the funding agreements.

         On October 12, 2005, the Registrants requested a waiver from the Staff with respect to the failure by Global Funding to comply with the requirements of General Instruction I.A.4. of Form S-3 relating to the untimely filing of a Current Report on Form 8-K (the "Relevant Form 8-K") on behalf of Global Funding, as depositor with respect to Allstate Life Global Funding Trust 2005-4 (the "Relevant Trust")(File No. 001-32192). The waiver request letter was sent to the Office of Chief Counsel in the Division of Corporation Finance on October 14, 2005.

         The Relevant Form 8-K was required to be filed in connection with the August 26, 2005 interest payment by the Indenture Trustee to holders of the Notes issued by the Relevant Trust. The Relevant Form 8-K was subsequently filed on October 12, 2005. Pursuant to an oral waiver issued by the Office of Chief Counsel in the Division of Corporation Finance of the Commission delivered during a telephone call with Jeffrey Cohan of the Office of Chief Counsel on October 20, 2005, Global Funding is eligible to use Form S-3.

         We have attached as Exhibit B to this letter the CIK codes for each Trust. Such Trusts are the only affiliates of Global Funding that have offered a class of asset-backed securities involving funding agreements.

4. Either include the information called for by Item 1105 or provide us with your analysis of why it is not material.

         The Registrants respectfully submit that the information called for by
         Item 1105 is not material to the Program. Under Item 1105 of Regulation AB, among other things, certain information regarding static pool information must be provided with respect to amortizing asset pools. The sole securitizing assets underlying each series of Notes will be funding agreements issued by Allstate Life, as the sponsor, which will be assigned to and deposited into the issuing Trust by Global Funding, as depositor. Each of the funding agreements for a series of Notes will have an aggregate principal amount equal to the principal amount of the related series of Notes and will otherwise have payment and other terms substantially similar to such series of Notes.

         Item 1105(a) requires the disclosure of material information relating to delinquencies, cumulative losses and prepayments for prior static securitized pools. The Registrants have no material information relating to delinquencies, cumulative losses or prepayments for prior static securitized pools that would assist prospective investors in evaluating an investment in the Notes in any material way. Therefore, the Registrants have determined that no disclosure is required under
         Item 1105(a). The Registrants have also determined that there is no additional information relating to the Notes that would be considered material under Item 1105(c).

5.       Please tell us what information will be in your Form 10-Ds.

         The Registrants have advised us that each Distribution Report on Form 10-D filed on behalf of each Trust under the Program will include the information required by Form 10-D and the applicable rules and regulations of the Commission, including the information required by Items 1112(b), 1117 and 1121 of Regulation AB and Item 3 of Part II of Form 10-Q, any information required to be disclosed in a report on Form 8-K during the period covered by the report on Form 10-D, but not reported, whether or not otherwise required by Form 10-D, a list of the documents filed as part of the report on Form 10-D and those exhibits required by Form 10-D and Item 601 of Regulation S-K.

6. Also please confirm that your 10-K will contain the information required by Item 1122.

         The Registrants have confirmed that each Annual Report on Form 10-K filed on behalf of the Trusts under the Program will include the information required by Item 1122 of Regulation AB.

7. Please note that our comments to either the base prospectus and/or the supplements should be applied universally, if applicable. Accordingly, if comments issued for one apply to another, make conforming revisions as appropriate.

         The Registrants acknowledge that your comments to either the Base Prospectus and/or the Prospectus Supplements should be applied universally, if applicable. Where appropriate, the Registrants have made conforming revisions to the Base Prospectus and/or the Prospectus Supplements in order to respond to your comments.

8. Please clarify which person or entity is responsible for the management or collection of the pool assets or making allocations or distributions to holders of the asset-backed securities, and provide the disclosure required by Item 1108 of Regulation AB.

         The Registration Statement has been revised to clarify that J.P. Morgan Trust Company, National Association, in its capacities as Indenture Trustee, Paying Agent, Registrar and Transfer Agent under each Indenture will perform the functions of the servicer under the Program, and to provide the disclosures required by Item 1108(b) of Regulation AB. The remaining disclosures required by Item 1108 of Regulation AB is provided in the Base Prospectus under the heading "Description of the Indentures."


9. Please tell us how you intend to provide for an annual report on assessment of compliance with servicing criteria for asset-backed securities as well as an attestation report from a registered public accounting firm pursuant to Exchange Act Rule 15d-18 and Item 1122 of Regulation AB. See also Item 1123 of Regulation AB. Please note that all of the required reports must be filed as exhibits to the annual report on Form 10-K.

         Pursuant to the terms of the Indenture for a series of Notes, J.P. Morgan Trust Company, National Association, as the servicer, will be obligated to provide, in connection with each filing of an Annual Report on Form 10-K for the applicable Trust, the required report on an assessment of compliance with the servicing criteria set forth in paragraph (d) of Item 1122 of Regulation AB and a statement of compliance pursuant to Item 1123 of Regulation AB. The Registrants acknowledge that all reports required pursuant to Items 1122 and 1123 of Regulation AB must be filed as exhibits to the Annual Report on Form 10-K of each applicable Trust.

10. Please be advised that if a trust is formed prior to the effectiveness of the registration statement, it must sign the registration statement.

         The Registrants acknowledge your comment. If a trust is formed prior to the effectiveness of the Registration Statement, such Trust will sign the Registration Statement.

11. If you intend to issue securities with this registration statement shortly after effectiveness, include in the last pre-effective amendment a prospectus supplement which contains all information relating to the offering which is known or reasonably available at that time. File unqualified tax and legality opinions, and related consents, pre-effectively with respect to any proposed immediate takedown.

         The Prospectus Supplements which will be included in the last pre-effective amendment to the Registration Statement will include all the information relating to the offering of any Notes which will be known or reasonably available at that time. The remaining information will be included in the Pricing Supplement for the applicable series of Notes. The Registrants will file unqualified tax and legality opinions, and related consents, pre-effectively with respect to any proposed immediate takedown.

Prospectus Supplement - Secured Medium Term Notes

General

12. Please include the word "callable" in the title of the securities, pursuant to Item 1113(f)(2), if early redemption is available for any reason.

         As required under Item 1113(f)(2) of Regulation AB, if a Trust issues a series of Notes with an optional redemption or termination feature that may be exercised when 25% or more of the original principal balance of such Notes is outstanding, the word "callable" will be included in the title of the applicable series of Notes.

Summary, Page S-3
Redemption and Repayment, page, S-8

13. Please advise us that you will appropriately caption "callable" securities in the Prospectus Supplement and Pricing Supplement and that you will discuss them in the base prospectus under the correct name if you intend to reserve the right to issue them.

         The Registrants have confirmed to us that they intend to reserve the right for the Trusts to issue "callable" Notes. If issued, these Notes will be captioned "callable" in the applicable Pricing Supplement. In addition, the Institutional Prospectus Supplement and the Retail Prospectus Supplement have been revised to indicate that the Trusts may issue "callable" Notes. See page S-25 of the Institutional Prospectus Supplement and page S-38 of the Retail Prospectus Supplement.

Risk Factors, page S-11
The notes of a series are non-recourse obligations of the issuing trust, page S-11

14. Please clarify when an event of default under a series of notes will constitute an event of default under the funding agreements. For example, your disclosure under the risk section seems to say that only in "certain circumstances" an event of default under the notes will not constitute an event of default under the funding agreement, while the disclosure on page 22 seems to say that in all but one circumstance an event of default under the notes will not constitute an event of default under the funding agreement.

         The Registration Statement has been revised to clarify that, in the absence of an event of default under a funding agreement, the occurrence of an event of default under the related series of Notes will not give rise to any right to accelerate such funding agreement. See page S-11 of the Institutional Prospectus Supplement and page S-12 of the Retail Prospectus Supplement.

Floating Rate Notes, page S-51

15. Refer to the last bullet on page S-52. Please tell us in more detail how the put option will work and provide your legal analysis of how it is consistent with the definition of an asset that converts to cash by its own terms and with the staff positions on exchangeable securities. Alternately, delete this feature.

         If so specified in the applicable Pricing Supplement, a series of Notes may permit, upon the terms and subject to the limitations set forth in such Pricing Supplement, redemption at the option of persons designated in the applicable Pricing Supplement. If one or more series of Notes provides for such put option, the persons designated in the applicable Pricing Supplement may require the issuing Trust to repay the Notes of such series prior to their maturity in whole or from time to time in part in increments of $1,000 or any other integral multiple of an authorized denomination specified in the applicable Pricing Supplement (provided that any remaining principal amount thereof shall be at least $1,000 or other minimum authorized denomination applicable thereto), at a repayment price equal to 100% of the unpaid principal amount thereof to be repaid, together with unpaid interest accrued thereon to the date of repayment and any other amounts then due and owing. Exercise of the put option would be irrevocable. If a put option is embedded in the Notes of a series, each funding agreement securing such series of Notes will also include a corresponding put option, such that the exercise of the put option in respect of such Notes would cause the exercise of the put option under each related funding agreement.

         The Registrants respectfully submit that the put option embedded in the Notes of any series is consistent with the definition of an asset-backed security in Item 1101 of Regulation AB which requires that an asset-backed security be a security that, among other things, converts into cash within a finite time period, because any such Note would convert into cash within a finite time period, upon the occurrence of the earlier of the maturity date or the date of the exercise of such put option.

         Furthermore, the Registrants respectfully submit that such put option is consistent with the Staff's position on exchangeable securities since the put option itself would not be exchangeable for any security and the exercise of the put option would not cause the underlying Notes to be exchanged for any security.

         The Registrants note that, to their knowledge, all of the Comparative Programs include the ability to embed a put option in any series of notes issued under any such asset-backed medium term note program.

Base Prospectus

Available Information, page 3

16. Please revise to reflect the new address for the SEC public reference facility: Room 1580, 100 F Street, N.E., Washington, D.C. 20549.

         The Registration Statement has been revised to reflect your comment. See page 3 of the Base Prospectus.

Administrator of Global Funding and the Trusts, page 10

17. Please provide a brief description of the various administrative functions to which AMACAR Pacific Corp. will be responsible as administrator, or provide a cross-reference to where such information can be obtained within the registration statement.

         The Base Prospectus has been revised on page 10 to provide a cross-reference to page 38 under the caption "Description of Administrative Services" where a brief description of the various administrative functions to which AMACAR Pacific Corp. will be responsible as administrator can be found.

Description of the Funding Notes, page 30

18. Please tell us why you chose to structure the transaction using funding notes, and what are the risks and benefits associated with such a structure.

         Each funding note will evidence the obligation of Global Funding to the issuing Trust until such time as the obligation is satisfied by the delivery of the relevant funding agreement(s). The Registrants added this feature at the express request of the Staff during an early stage of the Staff's review process of the Program in late 2003. There are no other regulatory or business reasons for the funding notes.

Insolvency of Allstate Life, page 33

19. Please briefly discuss the limitations, qualifications and assumptions relied upon by Lord, Bissell & Brook LLP in rendering its opinion.

         The Registration Statement has been revised to reflect your comment. See page 34 of the Base Prospectus.

Plan of Distribution, page 42

20. Please add that Allstate Life Insurance Company is a statutory underwriter of the notes.

         As discussed with the Staff in December of 2003, the Registrants respectfully submit that Allstate Life is not a statutory underwriter of the Notes because it will never buy or resell the Notes. However, as stated on page 42 of the Base Prospectus, Allstate Life is a statutory issuer of the funding agreements. This characterization is more favorable to investors because Allstate Life, as a statutory issuer of the funding agreements and a registrant, would not be entitled to a due diligence defense provided to statutory underwriters under Section 11 of the Securities Act.

Signatures, page II-7

21. If Evelyn Echevarria is performing the functions specified by the form requirement for S-3, please indicate each capacity. If not, please have the persons performing the functions sign. See Instructions 1 and 2 under Signatures for Form S-3.

         Pursuant to Instruction V.B. to Form S-3, the Registration Statement must be signed by the depositor, the depositor's principal executive officer or officers, principal financial officer and controller or principal accounting officer, and by at least a majority of the depositor's board of directors or persons performing similar functions. The Registration Statement has been executed by Global Funding. Global Funding does not have any executive officers, financial officer, controller, principal accounting officer, directors or individual trustees. The only person performing similar functions for Global Funding is AMACAR Pacific Corp., as the Administrator of Global Funding. The Registration Statement has been revised to clarify that Ms. Echevarria is signing the Registration Statement in her capacity as Vice President, Secretary and Director of AMACAR Pacific Corp., as the Administrator of Global Funding. As senior officer for AMACAR Pacific Corp. Ms. Echevarria has the authority to execute instruments on its behalf. Accordingly, the signature page for Global Funding includes the signature required under signature instructions to Form S-3, in so far as those instructions are applicable to it.

Exhibits

22. Please note that we may have additional comments upon reviewing the exhibits.

         The Registrants acknowledge your comment.

                             ----------------------


         Please note that the Registrants have included certain changes to the Registration Statement other than those in response to the Staff's comments.

         We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

         Thank you for your consideration. If you have any further questions or comments please contact me at (212) 424-8667.

                                                              Sincerely,




                                                          /s/ John M. Schwolsky
                                                              -----------------
                                                              John M. Schwolsky

cc:      John Stickel
         Securities and Exchange Commission

         Michael Velotta
         Allstate Life Insurance Company

         Joseph L. Seiler III
         LeBoeuf, Lamb, Greene & MacRae LLP

         Vladimir Nicenko
         LeBoeuf, Lamb, Greene & MacRae LLP

         Anthony J. Ribaudo
         Sidley Austin Brown & Wood LLP

                                                                       EXHIBIT A

                              COMPARATIVE PROGRAMS

1.   Protective Life Insurance Company (File No. 333-126757)

2. Principal Life Insurance Company (File No. 333-129763-01) Principal Financial Group, Inc. (File No. 333-129763)

3.   Hartford Life Insurance Company (File No. 333-123441)

4.   ING USA Annuity and Life Insurance Company (File No. 333-123457)

                                                                       EXHIBIT B

                                 TRUST CIK CODES

                      Registrant                               CIK Code
                     ------------                             ----------
Allstate Life Global Funding                                  0001176267
Allstate Life Global Funding Trust 2004-01                    0001291620
Allstate Life Global Funding Trust 2004-02                    0001291619
Allstate Life Global Funding Trust 2004-3                     0001298620
Allstate Life Global Funding Trust 2004-4                     0001303571
Allstate Life Global Funding Trust 2004-5                     0001303570
Allstate Life Global Funding Trust 2004-6                     0001309618
Allstate Life Global Funding Trust 2005-1                     0001315153
Allstate Life Global Funding Trust 2005-2                     0001314866
Allstate Life Global Funding Trust 2005-3                     0001317950
Allstate Life Global Funding Trust 2005-4                     0001319007
Allstate Life Global Funding Trust 2005-5                     0001320646
Allstate Life Global Funding Trust 2005-6                     0001327360
Allstate Life Global Funding Trust 2005-7                     0001343970